FAIR VALUE MEASUREMENTS (Details) - Interest Rate Swap [Member] - Fair Value, Measurements, Recurring [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other liability amount	$ 407	$ 264
Net unrealized income	$ 407	$ 264	$ 508